Events subsequent to the original issuance of audited consolidated financial statements (unaudited) (Details) - Events Subsequent to Original Issuance [Member] - Subsequent event	Mar. 17, 2021 shares
Certain selling stockholders of Skills inc
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	15,000,000
Skillz Inc
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	17,000,000
Class A common stock
Subsequent Event [Line Items]
Number of Additional Shares to be Granted to Underwriters with 30 Day Option	4,800,000
Underwritten public offering | Class A common stock
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	32,000,000